CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 183,312,417	$ 209,478,864
Restricted cash	266,610,884	84,434,680
Accounts receivable, net of allowance for doubtful accounts of $15,869,894 and $63,006,093 in 2011 and 2012, respectively	77,188,944	152,285,987
Advance to suppliers	5,320,346	5,418,925
Amounts due from related parties	67,006,828	634,058
Inventories	83,855,621	43,977,417
Project assets	4,761,014	9,203,936
Deferred tax assets	1,727,054	6,416,008
VAT receivable	18,837,716	39,910,040
Income tax receivable		2,604,397
Restricted cash-collateral account	2,097,340
Convertible senior notes issuance cost	15,934
Prepaid expense and other current assets	7,737,138	6,984,968
Total current assets	678,471,236	561,349,280
Property, plant and equipment, net	205,706,724	164,535,473
Prepaid land use rights	28,547,417	23,359,916
Intangible assets, net	1,986,621	4,838,946
Deferred tax assets	5,455,564	17,598,302
Restricted cash-collateral account		1,654,240
Convertible senior notes issuance cost		980,683
Amount due from related parties		29,621,962
Other long-term assets	2,917,781	5,969,825
TOTAL ASSETS	923,085,343	809,908,627
Current liabilities:
Short-term bank borrowings	463,554,185	286,887,593
Current portion of long-term borrowings	48,865,064	35,328,572
Accounts payable	128,347,074	47,720,422
Notes payable	38,495,824	56,206,154
Amounts due to related parties	70,582,470	57,609,521
Accrued payroll and welfare	3,501,553	4,296,061
Accrued expenses and other current liabilities	13,897,901	9,740,666
Deferred tax liability	518,592	786,358
Income tax payable	338,209
Collateral account payable	2,097,340
Convertible senior notes	1,500,000
Total current liabilities	771,698,212	498,575,347
Long-term debt	122,859,120	125,438,845
Collateral account payable		1,654,240
Deferred tax liability	437,507	1,045,435
Convertible senior notes		27,500,000
Accrued warranty cost	17,163,711	14,763,321
Other liabilities	4,606,816	1,845,025
Total liabilities	916,765,366	670,822,213
Commitments and contingencies (Note 18)
Equity:
Ordinary share (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2011 and 2012)	26,729	26,729
Additional paid-in capital	185,367,042	185,366,825
Accumulated deficit	(214,587,069)	(81,006,405)
Accumulated other comprehensive income	35,523,388	34,699,265
Total equity attributable to China Sunergy Co. Ltd.	6,330,090	139,086,414
Non-controlling interests	(10,113)
Total equity	6,319,977	139,086,414
TOTAL LIABILITIES AND EQUITY	$ 923,058,343	$ 809,908,627